SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Schedule of Segment Reporting Information, by Segment

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Reportable segment revenues:
Mining pool[1]	—	1,310,970	636,937
Data center	—	14,593	17,580
Cryptocurrency mining	—	39,429	46,839
Others	2,167	2,516	199
Inter-segment[2]	—	(38,632)	(51,328)
Total segment and consolidated revenues	2,167	1,328,876	650,227
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	—	(1,315,621)	(635,300)
Data center	—	(10,982)	(12,673)
Cryptocurrency mining	—	(14,900)	(28,119)
Others	(1,787)	(1,667)	(3,425)
Inter-segment[2]	—	38,632	51,328
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(1,787)	(1,304,538)	(628,189)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	—	(4,148)	(9,090)
Data center	—	(3,269)	(1,485)
Cryptocurrency mining	—	(11,649)	(21,448)
Others	(229)	(106)	(2)
Inter-segment[3]	—	295	—
Total segment and consolidated cost of revenue-depreciation and amortization	(229)	(18,877)	(32,025)
Total segment and consolidated cost	(2,016)	(1,323,415)	(660,214)
Reconciling items:
Operating expenses	(17,419)	(29,569)	(27,084)
Other operating income	534	8,140	590
Government grant	21	—	29
Other operating expenses	(273)	(14,686)	(5,477)
Net gain on disposal of cryptocurrency assets	—	11,392	8,360
Impairment of cryptocurrency assets	—	(38,319)	(18,435)
Changes in fair value of derivative instrument	—	3,696	—
Impairment of property and equipment	—	(22,392)	(35,224)
Changes in fair value of contingent considerations	—	13,936	1,247
Impairment of intangible assets	—	(56)	(56,094)
Impairment of goodwill	—	—	(26,569)
Inter-segment[3]	—	(7,840)	—
Operating loss	(16,986)	(70,237)	(168,644)
Other income, net	42	594	9,031
Interest income	242	56	150
Interest expense	—	(775)	(218)
Loss from equity method investments	(1,865)	(1,184)	164
Gain on previously held equity interest	—	5,500	—
Impairment of long-term investments	(4,787)	—	(2,250)
Gain from disposal of subsidiaries	—	234	3,340
Income tax benefit	30	359	—
Net loss	(23,324)	(65,453)	(158,427)

1	The mining pool revenues for the year ended December 31, 2022 include US$535,890 from providing primary mining pool services and US$101,047 from providing sub mining pool services. The mining pool revenues for the year ended December 31, 2021 were all from providing primary mining pool services. See Note 2 – Revenue recognition for additional information.
2	The inter-segment eliminations mainly consist of (a) cryptocurrency mining revenue of US$35,864 and US$43,735 generated from computing power provided by cryptocurrency mining segment to mining pool segment for the years ended December 31, 2021 and 2022, respectively and corresponding cost of revenue of US$35,864 and US$43,735 incurred by mining pool segment for the years ended December 31, 2021 and 2022, respectively, and (b) data center revenue of US$2,768 and US$7,593 generated from data center services provided by data center segment to cryptocurrency mining segment for the years ended December 31, 2021 and 2022, respectively, and corresponding data center services cost of US$2,768 and US$7,593 incurred by cryptocurrency mining segment for the years ended December 31, 2021 and 2022, respectively, which have been eliminated upon consolidation.
3	The inter-segment eliminations mainly consist of internal transfer costs related to the transfer of cryptocurrency mining machines out of China, all of which have been eliminated upon consolidation.

Schedule of revenue from continuing operations by geographical locations

	For the year ended December 31
Revenues	2020	2021	2022
	US$	US$	US$
Hong Kong	—	40,035	47,038
USA	—	2,829	17,580
Europe	2,167	2,214	—
Mainland China	—	11,460	—
British Virgin Islands	—	—	492,155
Cayman Islands	—	—	2,898
Blockchain	—	1,310,970	141,884
Inter-segment	—	(38,632)	(51,328)
	2,167	1,328,876	650,227

Schedule of long-lived by geographical locations

Long-lived assets	As of December 31, 2021	As of December 31, 2022
	US$	US$
USA	35,873	29,317
Hong Kong	31,745	1,365
Mainland China	6,435	300
Kazakhstan	2,310	373
Europe	2	—
	76,365	31,355